Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities:
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Adjustments to reconcile to net cash from operating activities:
Depreciation	37,722	44,642	35,062
Equity in (earnings) loss of unconsolidated joint venture (note 9)	(596)	(86)	2,720
Amortization of intangible assets (note 13(b))	3,694	4,287	2,150
Amortization of deferred lease inducements (note 18(b))	(107)	(107)	(107)
Amortization of deferred financing costs (note 13(c))	1,607	1,591	1,609
Loss on disposal of property, plant and equipment	2,628	1,741	1,948
Loss (gain) on disposal of assets held for sale (note 10)	98	(466)	825
Unrealized foreign exchange gain on 8 3/4% senior notes	0	0	(732)
Unrealized gain on derivative financial instruments (note 17(a))	(2,705)	(2,382)	(2,305)
Loss on debt extinguishment (note 16(d))	0	0	4,346
Stock-based compensation expense (recovery) (note 24(a))	3,619	(2,263)	8,156
Cash settlement of restricted share unit plan (note 24(e))	(1,677)	(318)	0
Cash settlement of directors' deferred share unit plan (note 24(f))	(175)	0	0
Settlement of stock award plan (note 24(g))	(148)	(822)	0
Accretion of asset retirement obligation (note 18(c))	43	39	35
Deferred income tax (benefit) (note 11)	(6,627)	(8,558)	(7,997)
Net changes in non-cash working capital (note 25(b))	43,862	45,183	(28,162)
Total operating activities	52,929	57,098	(12,178)
Investing activities:
Purchase of property, plant and equipment	(32,639)	(49,465)	(32,596)
Additions to intangible assets (note 13(b))	(5,081)	(3,537)	(4,748)
Investment in and advances to unconsolidated joint venture (note 9)	0	0	(1,291)
Proceeds on the wind up of unconsolidated joint venture (note 9)	2,170	0	0
Proceeds on disposal of property, plant and equipment	9,301	176	499
Proceeds on disposal of assets held for sale	2,014	920	826
Total investing activities	(24,235)	(51,906)	(37,310)
Financing activities:
Repayment of credit facilities	(390,921)	(196,203)	(85,000)
Increase in credit facilities	357,396	203,000	128,524
Financing costs (note 13(c))	(439)	(60)	(7,920)
Redemption of 8 3/4% senior notes (note 16(d))	0	0	(202,410)
Issuance of Series 1 Debentures (note 16(e))	0	0	225,000
Settlement of swap liabilities (note 17(a))	0	0	(91,125)
Proceeds from stock options exercised (note 24(b))	0	35	963
Repayment of capital lease obligations	(10,845)	(4,870)	(5,127)
Total financing activities	(44,809)	1,902	(37,095)
(Decrease) increase in cash and cash equivalents from continuing operations	(16,115)	7,094	(86,583)
Cash provided by (used in) discontinued operations (note 23)
Operating activities	38,191	6,175	11,681
Investing activities	(22,061)	(12,294)	(27,322)
Financing activities	(848)	(337)	0
Total cash provided by (used in) discontinued operations	15,282	(6,456)	(15,641)
(Decrease) increase in cash and cash equivalents	(833)	638	(102,224)
Effect of exchange rate on changes in cash and cash equivalents	31	40	(59)
Cash and cash equivalents, beginning of year	1,400	722	103,005
Cash and cash equivalents, end of year	598	1,400	722